26. CAPITAL DISCLOSURES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Disclosures
Shareholders' equity (excluding reserves)	$ 997,307	$ 1,121,090
Debt financing (excluding deferred financing costs, prepayment option, interest rate floor and net gain on repricing/repayment)	$ 3,853,883	$ 3,645,195